Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lessor Agreement Period	35 years
Lessor Agreement Assessed Useful life	50 years
Number of years agreement provides rental to reduce progressly	8 years
Effective interest rate for lease liabilities	9.30%	9.62%	10.08%
Rental income	₨ 222	₨ 0	₨ 0
Not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	728	347
Between 1 - 2 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	726	347
Between 2 - 3 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	725	346
Between 3 - 4 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	725	346
Between 4 - 5 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	686	328
More than 5 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	₨ 15,286	₨ 7,719
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	5 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	35 years
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	12 months